CONDENSED CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 16,762	$ 15,721	$ 4,978
Restricted cash	798	3,701	108
Accounts receivable	46,264	27,585	33,872
Deferred costs on contracts	6,112	5,911	3,000
Prepaid expenses	8,401	8,553	2,589
Deferred tax asset, net	122	902	2,244
Total current assets	78,459	62,373	46,791
Property and equipment, net	61,637	70,456	41,068
Intangible assets, net	1,339	1,478	1,567
Goodwill	2,232	2,306	2,246
Deferred loan issuance costs, net	8,700	9,066	0
Deferred tax asset, net	590	1,622	26
Other assets	680	674	1,921
Total assets	153,637	147,975	93,619
Current liabilities:
Accounts payable	31,369	12,309	44,216
Accrued liabilities	3,787	5,435	2,723
Income and other taxes payable	8,721	5,896	3,964
Accrued payroll liabilities	2,800	3,247	2,383
Notes payable - current portion	800	800	5,423
Notes payable to related parties	500	53	1,970
Deferred revenue - current portion	5,506	6,145	3,756
Capital lease - current portion	616	818	915
Total current liabilities	54,099	34,703	65,350
Long-term portion of notes payable, net	79,532	78,493	0
Long-term portion of notes payable to related parties	12,267	0
Long-term portion of capital leases	717	1,054	1,669
Deferred revenue - non-current portion	0	3,175	6,429
Deferred tax liabilities, net	241	241	1,553
Warrant liabilities	0	1,244	0
Total liabilities	146,856	118,910	75,001
Commitments and contingencies (See Note 3)
Preferred Stock, Value	0	0	5,000
Stockholders' equity:
Common Stock value	2	1	0
Additional paid-in capital	26,301	1,907	1,887
Retained earnings	(17,541)	21,801	12,341
Accumulated other comprehensive (loss) income	(1,981)	356	(610)
Total stockholders’ equity	6,781	24,065	13,618
Total liabilities and stockholders’ equity	153,637	147,975	93,619
Convertible Preferred Stock [Member]
Current liabilities:
Preferred Stock, Value	$ 0	$ 5,000